SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Maturity analysis	$ 590,544
Amount representing implicit interest	(101,421)
Lease liability	489,123	$ 158,124	$ 136,073
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturity analysis	150,276
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturity analysis	251,765
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturity analysis	183,473
Later than five years [member]
IfrsStatementLineItems [Line Items]
Maturity analysis	$ 5,030